Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 08, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Stock option grants to our NEOs are made annually at the February Compensation and Talent Committee meeting each year, and the grants are effective on the next day after approval by the Board as shown in the Grants of Plan-Based Awards Fiscal Year 2024 Table and as reflected in the table below. It has been the Company’s long-standing practice that stock options are granted on this predetermined schedule. Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.
It has also been our longstanding practice to file the Company’s Form 10-K after review and approval by the Board at its February meeting. The Company’s earnings release for the fourth quarter of the prior year is in late January.
During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Stock option grants to our NEOs are made annually at the February Compensation and Talent Committee meeting each year, and the grants are effective on the next day after approval by the Board as shown in the Grants of Plan-Based Awards Fiscal Year 2024 Table and as reflected in the table below. It has been the Company’s long-standing practice that stock options are granted on this predetermined schedule. Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.
It has also been our longstanding practice to file the Company’s Form 10-K after review and approval by the Board at its February meeting. The Company’s earnings release for the fourth quarter of the prior year is in late January.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.
It has also been our longstanding practice to file the Company’s Form 10-K after review and approval by the Board at its February meeting. The Company’s earnings release for the fourth quarter of the prior year is in late January.
During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Fiscal Year 2024 Grants of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During the fiscal year ended 2024, each of our NEOs were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, as summarized in the table below:

	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (a)
Percentage Change in the Closing Market Price of the Securities
Underlying the Award Between the Trading Day Ending
Immediately Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning Immediately
Following the Disclosure of Material Nonpublic Information (b)

V. James Vena Chief Executive Officer	2/8/2024	77,730	$248.82	$4,800,092	(0.6)%
Jennifer L. Hamann EVP & Chief Financial Officer	2/8/2024	17,814	248.82	1,100,075	(0.6)%
Elizabeth F. Whited President	2/8/2024	25,911	248.82	1,600,092	(0.6)%
Eric J. Gehringer EVP Operations	2/8/2024	16,194	248.82	1,000,035	(0.6)%
Kenny G. Rocker EVP Marketing & Sales	2/8/2024	12,957	248.82	800,139	(0.6)%

(a)	Amounts reported in this column reflect grant date fair values as calculated in accordance with FASB ASC Topic 718.
(b)
The percentage change was determined using the closing market price of the Company’s common stock on February 8, 2024 of $248.82, which is also the trading day ending immediately prior to the Company’s filing of its 2024 Form 10-K, and the closing stock price of $247.40 on February 12, 2024, the trading day beginning immediately following the filing of the 2024 Form 10-K.

V. James Vena [Member]
Awards Close in Time to MNPI Disclosures
Name		V. James Vena
Underlying Securities | shares		77,730
Exercise Price | $ / shares		$ 248.82
Fair Value as of Grant Date | $		$ 4,800,092
Underlying Security Market Price Change		(0.006)
Jennifer L. Hamann [Member]
Awards Close in Time to MNPI Disclosures
Name		Jennifer L. Hamann
Underlying Securities | shares		17,814
Exercise Price | $ / shares		$ 248.82
Fair Value as of Grant Date | $		$ 1,100,075
Underlying Security Market Price Change		(0.006)
Elizabeth F. Whited [Member]
Awards Close in Time to MNPI Disclosures
Name		Elizabeth F. Whited
Underlying Securities | shares		25,911
Exercise Price | $ / shares		$ 248.82
Fair Value as of Grant Date | $		$ 1,600,092
Underlying Security Market Price Change		(0.006)
Eric J. Gehringer [Member]
Awards Close in Time to MNPI Disclosures
Name		Eric J. Gehringer
Underlying Securities | shares		16,194
Exercise Price | $ / shares		$ 248.82
Fair Value as of Grant Date | $		$ 1,000,035
Underlying Security Market Price Change		(0.006)
Kenny G. Rocker [Member]
Awards Close in Time to MNPI Disclosures
Name		Kenny G. Rocker
Underlying Securities | shares		12,957
Exercise Price | $ / shares		$ 248.82
Fair Value as of Grant Date | $		$ 800,139
Underlying Security Market Price Change		(0.006)